Loans Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Deferred loan origination fees	$ 18,634,000	$ 14,040,000
Deferred loan expenses	7,618,000	5,270,000
Deposit liabilities reclassified as loans receivable	3,065,000	3,231,000
Loans with carrying value pledged to secure public deposits and other borrowings	2,300,000,000	1,500,000,000
Interest income, nonaccrual loans	2,867,000	3,193,000	4,113,000
Non-covered troubled debt restructurings modified during the current period	14,562,000	4,649,000
Troubled Debt Restructurings [Member]
Loans Receivable [Line Items]
Total TDRs	$ 19,877,000	$ 17,710,000